TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of the components of income before income taxes

	For the Year Ended December 31,
	2017	2018	2019
PRC	148,443	194,154	291,928
HK	590	1,314	(427)
Cayman Islands	—	—	(1,354)
BVI	(10)	—	41
Total income before income taxes	149,023	195,468	290,188

Schedule of income tax expenses

	For the Year Ended December 31,
	2017	2018	2019

Current income tax expense - PRC	20,870	29,719	44,737
Current income tax expense - HK	—	329	—
Total income tax expense	20,870	30,048	44,737

Schedule of reconciliation between the PRC statutory income tax rate and the actual income tax rate

	For the Year Ended
	December 31,
	2017	2018	2019
PRC statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from:
Research and development bonus deduction	(2.9)%	(1.7)%	(3.3)%
Non-deductible selling, general and administrative expenses	1.9%	1.6%	1.4%
Effect of preferential tax rates	(9.9)%	(9.5)%	(9.1)%
Change in valuation allowance	—	—	0.1%
Non-taxable income	(0.1)%	—	—
Interest and penalties on unrecognized tax benefits	—	—	1.3%
Actual income tax rate	14.0%	15.4%	15.4%

Schedule of the principal components of deferred income tax assets

	As of December 31,
	2018	2019
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	78	273
Long-term lease liabilities	—	5,652
Less: Valuation allowance	(78)	(273)

Total deferred income tax assets, net	—	5,652

Deferred income tax liabilities
Right of use assets	—	5,652

Total deferred income tax liabilities	—	5,652

Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	—

Summary of movements of the valuation allowance

	For the Year Ended December 31,
	2017	2018	2019
Balance as of the beginning of the year	—	(24)	(78)
Additions of valuation allowance	(24)	(54)	(195)
Balance as of the end of the year	(24)	(78)	(273)

Schedule of reconciliation between the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2017	2018	2019
Balance as of the beginning of the year	—	—	15,496
Increase relating to prior year tax positions	—	—	6,051
Increase related to current year tax positions	—	15,484	13,157
Foreign currency translation adjustment	—	12	6
Balance as of the end of the year	—	15,496	34,710